Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

PPG Industries Employee Savings Plan

Supplemental Schedule
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
($ in millions)
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
	Mutual funds — at fair value:
	Baillie Gifford Emerging Markets Fund	Mutual Fund	$46
	JP Morgan Equity Income Fund	Mutual Fund	83
*	Investment in PPG Industries, Inc. common stock — at fair value	Common Stock	334
	Money market funds — at fair value:
*	Fidelity Government Cash Reserves	Cash equivalent	3
*	Fidelity Government Portfolio	Cash equivalent	4
	Common-collective trusts — at fair value:
	Allspring Special Small Cap Value Fund	Common-collective trust	7
	Artisan Small Cap Growth Trust	Common-collective trust	9
	BlackRock Equity Index Fund	Common-collective trust	701
	BlackRock Lifepath Index 2030 Fund	Common-collective trust	164
	BlackRock Lifepath Index 2035 Fund	Common-collective trust	146
	BlackRock Lifepath Index 2040 Fund	Common-collective trust	135
	BlackRock Lifepath Index 2045 Fund	Common-collective trust	102
	BlackRock Lifepath Index 2050 Fund	Common-collective trust	113
	BlackRock Lifepath Index 2055 Fund	Common-collective trust	89
	BlackRock Lifepath Index 2060 Fund	Common-collective trust	49
	BlackRock Lifepath Index 2065 Fund	Common-collective trust	23
	BlackRock Lifepath Index Retirement Fund	Common-collective trust	194
	BlackRock TIPS Index Fund	Common-collective trust	47
	BlackRock Total Return Bond Fund	Common-collective trust	74
	BNY Mellon Aggregate Bond Index Fund	Common-collective trust	122
	BNY Mellon Capital Small Cap Stock Index Fund	Common-collective trust	124
	BNY Mellon SL ACWI ex-U.S.Fund	Common-collective trust	197
*	Fidelity Contrafund Commingled Pool	Common-collective trust	385
*	Fidelity Growth Company Commingled Pool	Common-collective trust	532
	MFS International Equity Fund	Common-collective trust	40
*	Stable value fund - at market value:
	U.S. Government Obligations - at market value:
	US Treasury Note 3.50% 11/15/2028	U.S. Government Obligation	4
	US Treasury Note 3.63% 08/31/2027	U.S. Government Obligation	5
	US Treasury Note 3.63% 08/31/2029	U.S. Government Obligation	9
	US Treasury Note 3.625% 08/31/2030	U.S. Government Obligation	12
	US Treasury Note 3.625% 10/31/2030	U.S. Government Obligation	9

US Treasury Note 3.625% 12/31/2030	U.S. Government Obligation	7
US Treasury Note 3.75% 12/31/2028	U.S. Government Obligation	39
US Treasury Note 4% 01/31/2029	U.S. Government Obligation	21
US Treasury Note 4% 03/31/2030	U.S. Government Obligation	21
US Treasury Note 4% 05/31/2030	U.S. Government Obligation	14
US Treasury Note 4% 06/30/2028	U.S. Government Obligation	17
US Treasury Note 4.125% 07/31/2028	U.S. Government Obligation	48
US Treasury Note 4.125% 11/30/2029	U.S. Government Obligation	6
US Treasury Note 4.375% 12/31/2029	U.S. Government Obligation	22
Total U.S. Government Obligations		234
Corporate Debt - at market value:
ALPHABET INC 3.875% 11/15/2028	Corporate Debt	1
ALPHABET INC 4.1% 11/15/2030	Corporate Debt	1
AMERICAN EXPRESS CO 5.098%/VAR 02/16/2028	Corporate Debt	2
ASTRAZENECA FINANCE LLC 4.8% 02/26/2027	Corporate Debt	1
ATHENE GLOBAL FUNDING 5.339% 01/15/2027 144A	Corporate Debt	1
ATHENE GLOBAL FUNDING 5.516% 03/25/2027 144A	Corporate Debt	1
BANCO SANTANDER SA 1.722%/VAR 09/14/2027	Corporate Debt	1
BANK OF AMERICA CORPORATION 2.551%/VAR 02/04/2028	Corporate Debt	2
BANK OF AMERICA CORPORATION 4.623%/VAR 05/09/2029	Corporate Debt	1
BANK OF AMERICA CORPORATION 4.948%/VAR 07/22/2028	Corporate Debt	2
BANK OF MONTREAL QUE 5.37% 06/04/2027	Corporate Debt	1
BANK OF NEW YORK MELLON 4.729%/VAR 04/20/2029	Corporate Debt	1
BANK OF NOVA SCOTIA 5.4% 06/04/2027	Corporate Debt	1
BANQUE FED CRED MUTUEL PARIS 5.088% 01/23/2027 144A	Corporate Debt	1
BANQUE FED CRED MUTUEL PARIS 5.194% 02/16/2028 144A	Corporate Debt	1
BROADCOM INC 4.2% 10/15/2030	Corporate Debt	1
CANADIAN IMPERIAL BK OF COMM 5.237% 06/28/2027	Corporate Debt	1
CIGNA GROUP (THE) 3.4% 03/01/2027	Corporate Debt	1
CISCO SYSTEMS INC 4.8% 02/26/2027	Corporate Debt	1
CITIBANK NA 4.576% 05/29/2027	Corporate Debt	1
CITIGROUP INC 3.07%/VAR 02/24/2028	Corporate Debt	1
COOPERATIEVE RABOBANK UA 1.98%/VAR 12/15/2027 144A144A	Corporate Debt	1
COREBRIDGE GBL FUNDING 4.65% 08/20/2027 144A	Corporate Debt	1
COREBRIDGE GBL FUNDING 4.85% 06/06/2030 144A	Corporate Debt	1
COREBRIDGE GBL FUNDING 4.9% 01/07/2028 144A	Corporate Debt	1
DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 2% 12/14/2026 144A	Corporate Debt	1

DEUTSCHE BANK AG NEW YORK BNCH 4.469%/VAR 12/10/2031	Corporate Debt	1
DNB BANK ASA 1.535%/VAR 05/25/2027 144A	Corporate Debt	1
DNB BANK ASA 1.605%/VAR 03/30/2028 144A	Corporate Debt	2
DNB BANK ASA 4.384%/VAR 11/04/2031 144A	Corporate Debt	1
DUKE ENERGY CAROLINAS LLC 4.85% 03/15/2030	Corporate Debt	1
DUKE ENERGY FLORIDA LLC 4.2% 12/01/2030	Corporate Debt	1
EQUITABLE AMERICA GLOBAL FUNDING 4.65% 06/09/2028144A	Corporate Debt	1
EQUITABLE AMERICA GLOBAL FUNDING 4.95% 06/09/2030144A	Corporate Debt	1
EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 1.3% 07/12/2026 144A	Corporate Debt	1
EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 4.6% 04/01/2027 144A	Corporate Debt	1
EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 5% 03/27/2030 144A	Corporate Debt	1
GOLDMAN SACHS GROUP INC (THE) 2.64%/VAR 02/24/2028	Corporate Debt	1
GOLDMAN SACHS GROUP INC (THE) 4.482%/VAR 08/23/2028	Corporate Debt	1
GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/2028	Corporate Debt	1
GUARDIAN LIFE GLOBAL FUNDING 1.4% 07/06/2027 144A	Corporate Debt	2
HSBC HOLDINGS PLC 4.619%/VAR 11/06/2031	Corporate Debt	1
HSBC HOLDINGS PLC 4.899%/VAR 03/03/2029	Corporate Debt	1
HSBC HOLDINGS PLC 5.21%/VAR 08/11/2028	Corporate Debt	1
HUNTINGTON NATL BK COLUMBUS OH 4.552%/VAR 05/17/2028	Corporate Debt	1
HYUNDAI CAP AMER 4.3% 09/24/2027 144A	Corporate Debt	1
ING GROEP NV 5.335%/VAR 03/19/2030	Corporate Debt	1
INTERCONTINENTAL EXCHANGE INC 4% 09/15/2027	Corporate Debt	2
JACKSON NATL LIFE GLOBAL FDG 4.6% 10/01/2029 144A	Corporate Debt	1
JACKSON NATL LIFE GLOBAL FDG 4.7% 06/05/2028 144A	Corporate Debt	1
JACKSON NATL LIFE GLOBAL FDG 5.35% 01/13/2030 144A	Corporate Debt	1
JAPAN TOBACCO INC 4.85% 05/15/2028 144A	Corporate Debt	1
JERSEY CENTRAL POWR & LIGHT CO 4.4% 01/15/2031 144A	Corporate Debt	1
JPMORGAN CHASE & CO 2.947%/VAR 02/24/2028	Corporate Debt	1
JPMORGAN CHASE & CO 4.255%/VAR 10/22/2031	Corporate Debt	1
JPMORGAN CHASE & CO 4.851%/VAR 07/25/2028	Corporate Debt	1
JPMORGAN CHASE & CO 5.571%/VAR 04/22/2028	Corporate Debt	1
LLOYDS BANKING GROUP PLC 4.375% 03/22/2028	Corporate Debt	1
LLOYDS BANKING GROUP PLC 4.818%/VAR 06/13/2029	Corporate Debt	2
MARS INC 4.6% 03/01/2028 144A	Corporate Debt	1
MASSMUTUAL GLOBAL FDG II 4.85% 01/17/2029 144A	Corporate Debt	2
MERCEDES-BENZ FINANCE NORTH AMERICA LLC 4.8% 08/01/2029 144A	Corporate Debt	1
MET TOWER GLOBAL FUNDING 4% 10/01/2027 144A	Corporate Debt	1

MET TOWER GLOBAL FUNDING 4.2% 09/16/2030 144A	Corporate Debt	1
META PLATFORMS INC 4.2% 11/15/2030	Corporate Debt	1
MIZUHO FINL GROUP INC 4.711%/VAR 07/08/2031	Corporate Debt	1
MORGAN STANLEY 1.512%/VAR 07/20/2027	Corporate Debt	1
MORGAN STANLEY 4.133%/VAR 10/18/2029	Corporate Debt	1
MORGAN STANLEY 5.042%/VAR 07/19/2030	Corporate Debt	1
MORGAN STANLEY BK NA SALT LAKE 5.016%/VAR 01/12/2029	Corporate Debt	1
MORGAN STANLEY PRIVATE BANK NA 4.465%/VAR 11/19/2031	Corporate Debt	1
NATIONAL BANK OF CANADA 4.5% 10/10/2029	Corporate Debt	1
NATWEST GROUP PLC 5.115%/VAR 05/23/2031	Corporate Debt	2
NATWEST MARKETS PLC 5.416% 05/17/2027 144A	Corporate Debt	1
NORDEA BANK ABP 4.375% 09/10/2029 144A	Corporate Debt	2
PACIFIC LIFE GF II 4.5% 08/28/2029 144A	Corporate Debt	2
PNC FINANCIAL SERVICES GRP INC 5.354%/VAR 12/02/2028	Corporate Debt	1
PRICOA GLOBAL FDG I 4.7% 05/28/2030 144A	Corporate Debt	1
RGA GLOBAL FUNDING 4.35% 08/25/2028 144A	Corporate Debt	1
RGA GLOBAL FUNDING 5.448% 05/24/2029 144A	Corporate Debt	1
SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.05% 01/10/2028 144A	Corporate Debt	1
SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.1% 12/10/2029 144A	Corporate Debt	1
SIMON PROPERTY GROUP LP 4.375% 10/01/2030	Corporate Debt	1
STATE STREET CORP 2.203%/VAR 02/07/2028	Corporate Debt	1
STATE STREET CORP 4.53%/VAR 02/20/2029	Corporate Debt	1
TORONTO DOMINION BANK 4.783% 12/17/2029	Corporate Debt	1
TRUIST FINANCIAL CORP 5.071%/VAR 05/20/2031	Corporate Debt	1
US BANCORP DEL 2.215%/VAR 01/27/2028	Corporate Debt	1
VIRGINIA ELECTRIC AND POWER CO 3.75% 05/15/2027	Corporate Debt	2
VOLKSWAGEN GROUP AMER FIN LLC 3.2% 09/26/2026 144A	Corporate Debt	1
VOLKSWAGEN GROUP AMER FIN LLC 4.35% 06/08/2027 144A	Corporate Debt	1
WELLS FARGO & CO NEW 3.526%/VAR 03/24/2028	Corporate Debt	2
WELLS FARGO & CO NEW 4.808%/VAR 07/25/2028	Corporate Debt	1
WELLS FARGO & CO NEW 4.97%/VAR 04/23/2029	Corporate Debt	1
WELLS FARGO & CO NEW 5.244%/VAR 01/24/2031	Corporate Debt	1
WESTERN-SOUTHERN GLOBAL FUNDING 4.5% 07/16/2028 144A	Corporate Debt	1
Total Corporate Debt		109

Mortgage-Backed Securities - at market value:
BX COML MTG TR 2024-GPA3 A TSFR1M+149.25 12/15/2029 144A	Mortgage-Backed Security	1
FEDERAL NAT MTG ASN GTD REM 2011-26 PA 4.5% 04/25/2041	Mortgage-Backed Security	1
FEDERAL NAT MTG ASN GTD REM 2017-97 P 3% 01/25/2047	Mortgage-Backed Security	1
FHLG 15YR 2.5% 12/01/2031#SB0093	Mortgage-Backed Security	1
FHLG 20YR 3% 11/01/2033#G30872	Mortgage-Backed Security	1

FHLG 5.50% 3/34 #G01665	Mortgage-Backed Security	1
FNMA 6.50% 7/35 #745092	Mortgage-Backed Security	1
FNMA 15YR 2.5% 01/01/2028#FS3867	Mortgage-Backed Security	1
FNMA 15YR 2.5% 01/01/2029#	Mortgage-Backed Security	1
FNMA 15YR 2.5% 10/01/2031#AS8010	Mortgage-Backed Security	1
FNMA 20YR 4.5% 06/01/2039#FM1045	Mortgage-Backed Security	1
FNMA 20YR 4.5% 08/01/2039#FM1353	Mortgage-Backed Security	1
FNMA 6.50% 8/36 #888034	Mortgage-Backed Security	1
FNMA 6.50% 8/36 #888544	Mortgage-Backed Security	1
FNR 2017-20 AP 3.5% 03/25/2045	Mortgage-Backed Security	1
LIFE FINANCIAL SERVICES TRUST 2022 TSFR1M+129.52405/15/2039 144A	Mortgage-Backed Security	1
SREIT TR 2021-MFP TSFR1M+84.528 08 11/15/2038 144A	Mortgage-Backed Security	1
Total Mortgage-Backed Securities		17

Asset-Backed Securities - at market value
AMERICAN EXPRESS CR ACC MST TR 5.23% 04/15/20292029	Asset-Backed Security	1
BA CR CARD TR 4.31% 05/15/2030	Asset-Backed Security	2
BMW VEHICLE LEASE TRUST 2025-1 4.43% 06/26/2028	Asset-Backed Security	1
CAPITAL ONE PRIME AUTO RECEIVABLES TR 2024-1 4.62%16-Jul-2029	Asset-Backed Security	1
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2 5.82% 06/15/2028	Asset-Backed Security	1
CARMAX AUTO OWNER TRUST 2024-1 4.92% 10/16/2028	Asset-Backed Security	1
CARVANA AUTO RECEIVABLES TR 2025-P3 A3 4.04% 11/11/2030	Asset-Backed Security	1
CARVANA AUTO RECEIVABLES TRUST 2025-P2 4.55% 08/12/2030	Asset-Backed Security	1
CHASE AUTO OWNER TRUST 5.22% 07/25/2029 144A	Asset-Backed Security	1
CHASE ISSUANCE TR 4.16% 07/15/2030	Asset-Backed Security	1
CHASE ISSUANCE TR 5.08% 09/15/2030	Asset-Backed Security	2
CITIBANK CR CARD ISSUANCE TR 4.3% 06/21/2030	Asset-Backed Security	2
CITIZENS AUTO RECEIVABLES TRUST 2024-1 5.11% 04/17/2028 144A	Asset-Backed Security	1
DAIMLER TRUCKS RETAIL TRUST 2024-1 5.49% 12/15/2027	Asset-Backed Security	1
DLLMT 2024-1 LLC 4.84% 08/21/2028 144A	Asset-Backed Security	1
FORD CR FLOORPLN MAST OWN TR A 5.29% 04/15/2029 144A	Asset-Backed Security	1
FORD CREDIT AUTO OWNER TRUST 2024-D 4.84% 08/15/2029	Asset-Backed Security	1
FORDF 2025-1 A1 4.63% 04/15/2030	Asset-Backed Security	1
HUNTINGTON AUTO TR 2024-1 5.23% 01/16/2029 144A	Asset-Backed Security	1
HYUNDAI AUTO RECEIVABLES TRUST 25-B 4.36% 12/17/2029	Asset-Backed Security	1
MERCEDES-BENZ AUTO LEASE TRUST 2025-A 4.61% 04/16/2029	Asset-Backed Security	1
NISSAN MASTER OWNER TR RECEIVABLE 5.05% 02/15/2029144A	Asset-Backed Security	1
TESLA ELEC VEH TR 2023-1 5.38% 06/20/2028 144A	Asset-Backed Security	1

	T-MOBILE US TRUST 2025-2 4.34% 04/22/2030 144A	Asset-Backed Security	1
	VERIZON MASTER TRUST 4.62% 11/20/2030	Asset-Backed Security	1
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-2 5.48% 12/20/2028	Asset-Backed Security	1
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2024-1 4.63% 07/20/2029	Asset-Backed Security	1
	WELLS FARGO CARD ISSUANCE TRUST 4.34% 05/15/2030	Asset-Backed Security	1
	WHEELS FLEET LEASE FUNDING 1 LLC 25-3A A1 0% 09/18/2040 144A	Asset-Backed Security	1
	WHEELS FLEET LEASE FUNDING 1 LLC 4.41% 05/18/2040144A	Asset-Backed Security	1
	WORLD OMNI AUTO RECEIVABLES TR 2023-D 5.79% 02/15/2029	Asset-Backed Security	1
	WORLD OMNI AUTO RECEIVABLES TR 2024-A 4.86% 03/15/2029	Asset-Backed Security	1
	WORLD OMNI AUTO RECEIVABLES TR 2024-B 5.27% 09/17/2029	Asset-Backed Security	1
	Total Asset-Backed Securities		36
*	Fidelity Investments Money Market Government Portfolio - Institutional Class	Cash and cash equivalent	7
	Total Stable Value Fund at market value		403
*	Loans to participants with interest rates ranging from 3.25% to 10.50% and maturity dates through November 2055*		46
	Total		$4,172

(d) Cost information is omitted as all investments are participant-directed
* Party-in-interest